Intangible assets - Schedule of reconciliation of intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Exit from the consolidation scope	$ (256)
Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	12,710
Acquisitions	4,032
Amortisation charges	(1,428)
Translation differences	997
Intangible assets and goodwill at end of period	16,055
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	10,955
Acquisitions	0
Amortisation charges	(788)
Exit from the consolidation scope	0
Translation differences	0
Intangible assets and goodwill at end of period	10,167
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,755
Acquisitions	4,032
Amortisation charges	(640)
Exit from the consolidation scope	(256)
Translation differences	997
Intangible assets and goodwill at end of period	5,888
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	177,022
Acquisitions	0
Amortisation charges	0
Exit from the consolidation scope	0
Translation differences	0
Intangible assets and goodwill at end of period	177,022
Cost | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,996
Intangible assets and goodwill at end of period	27,514
Cost | Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	16,569
Intangible assets and goodwill at end of period	16,569
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	6,427
Intangible assets and goodwill at end of period	10,945
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	177,022
Intangible assets and goodwill at end of period	177,022
Amortisation & impairment losses | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(10,286)
Intangible assets and goodwill at end of period	(11,459)
Amortisation & impairment losses | Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,614)
Intangible assets and goodwill at end of period	(6,402)
Amortisation & impairment losses | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(4,672)
Intangible assets and goodwill at end of period	(5,057)
Amortisation & impairment losses | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	$ 0